Annual Total Returns [BarChart] - Great-West High Yield Bond Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	2.24%
2012	15.00%
2013	7.65%
2014	2.09%
2015	(4.69%)
2016	15.54%
2017	6.62%
2018	(3.92%)
2019	14.40%
2020	10.79%